Condensed Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash	$ 816,715	$ 129,318	$ 325,472
Accounts receivable	4,900
Prepaid expenses	164,777	55,867	9,143
Deferred offering costs	6,312,586	427,898
Investments at fair value	1,918,995
Other current assets	721	4,179
Total current assets	9,218,694	617,262	334,615
LONG-TERM ASSETS
Property and equipment, net	152,915	95,425	85,573
Right of use assets - operating leases	73,041
Patents, net	272,914	273,601	197,913
Security deposit	1,500	1,500	1,500
Long-term assets	500,370	370,526	284,986
TOTAL ASSETS	9,719,064	987,788	619,601
CURRENT LIABILITIES
Accounts payable	707,100	1,868,689	1,025,007
Accrued liabilities	205,398	79,556	7,925
Credit card payable	8,574	3,636	37,399
Current portion of operating lease liability	38,041
Convertible note payable, net of discount of $282,667 and issuance costs of $240,000	4,002,333
Current portion of note payable	8,982	8,524	7,950
Total current liabilities	4,970,428	1,960,405	1,078,281
NONCURRENT LIABILITIES
Noncurrent portion of operating lease liability	35,000
Note payables, net of current portion	3,763	10,558	19,086
Total liabilities	5,009,191	1,970,963	1,097,367
Commitments and Contingencies (See Note 13)
STOCKHOLDERS’ EQUITY (DEFICIT)
Common stock, $0.0002 par value, 200,000,000 shares authorized, 34,233,087 issued and 34,213,387 outstanding as at September 30, 2025, and 29,120,905 issued and outstanding at December 31, 2024	6,845	5,822	5,769
Treasury stock, at cost, 19,700 and -0- shares as of September 30, 2025, and December 31, 2024	(74,743)
Additional paid-in capital	29,602,998	14,984,561	10,924,624
Subscription receivable		(53,003)	(25,505)
Accumulated deficit	(24,825,227)	(15,920,555)	(11,382,654)
Total stockholders’ equity (deficit)	4,709,873	(983,175)	(477,766)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 9,719,064	$ 987,788	$ 619,601